Stockholders' Equity - Summary of Stock Based Compensation Expense (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation	$ 537,522	$ 713,330	$ 2,319,427	$ 2,722,893
General and Administrative [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation	256,677	440,551	1,422,799	1,779,185
Research and Development [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation	$ 280,845	$ 272,779	$ 896,628	$ 943,708